Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,382.0	$ 799.2
Gross Unrealized Gains	21.5	29.0
Gross Unrealized Losses	8.7	11.1
Fair Value	2,394.8	817.1
Obligations of States and Political Subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	329.3	529.4
Gross Unrealized Gains	17.2	24.6
Gross Unrealized Losses		0.1
Fair Value	346.5	553.9
U.S. Government Sponsored Agency
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	112.9	156.8
Gross Unrealized Gains	3.8	4.3
Gross Unrealized Losses		0.1
Fair Value	116.7	161.0
Non-U.S. Government
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	205.0
Fair Value	205.0
Certificates of Deposit
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,667.6
Gross Unrealized Gains	0.2
Gross Unrealized Losses	0.6
Fair Value	1,667.2
Others
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	67.2	113.0
Gross Unrealized Gains	0.3	0.1
Gross Unrealized Losses	8.1	10.9
Fair Value	$ 59.4	$ 102.2